ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2018
Trade and other current receivables [abstract]
ACCOUNTS RECEIVABLE
7.	ACCOUNTS RECEIVABLE

The Company’s accounts receivable is comprised of:

	December 31	December 31
	2018	2017
	$	$
Goods and services tax refund receivable	2,519,789	186,410
Trade receivables	801,756	-
Other receivables	257,726	91,822

	3,579,271	278,232

Accounts receivable are neither impaired nor past due.